Unaudited Condensed Consolidated Statement of Cash Flows - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Loss before tax	£ (52,844)	£ (26,169)
Adjustments to reconcile loss before tax to net cash flows from operating activities:
Depreciation of right-of-use assets	706	312
Depreciation of property, plant and equipment	1,275	570
Amortisation of intangible assets	2,282	13
Revenue settled with non-cash consideration	0	(3,349)
Loss recognised from joint venture	564	743
Finance income	(512)	(5)
Finance expenses	127	59
R&D tax credits	(2,079)	(711)
Share-based payment charge	13,686	3,149
Gain recognised on derivative financial instruments	0	(1,362)
Foreign exchange (gain)/loss	(36)	1
Changes in working capital:
Decrease in trade receivables	815	220
Increase in other receivables and contract assets	(2,496)	(581)
Increase in contract liabilities and other advances	69,126	25,796
Increase in trade payables	9,400	1,112
Increase in other payables	8,202	3,920
Decrease in inventories	200	0
Interest received	454	5
Interest paid	(9)	(1)
Income taxes received	3,172	0
Net cash flows from operating activities	52,033	3,722
Cash flows from investing activities
Purchase of property, plant and equipment	(9,278)	(2,055)
Purchase of intangible assets	(42)	(13)
Additional investment in joint venture	(119)	(1,424)
Cash invested in short term bank deposits	(100,000)	0
Net cash flows used in investing activities	(109,439)	(3,492)
Cash flows from financing activities
Proceeds from issue of share capital, net of transactions costs	19	183,124
Cash paid on net settlement of share based payments	(2,283)	0
Payments of obligations under lease liabilities	(778)	(338)
Net cash flows from financing activities	(3,042)	182,786
Net (decrease)/increase in cash and cash equivalents	(60,448)	183,016
Exchange gain/(loss) on cash and cash equivalents	107	(7)
Cash and cash equivalents at the beginning of the year	562,173	62,584
Cash and cash equivalents at the end of the period	501,832	245,593
Supplemental disclosure of operating inflow information
Cash flow from collaborations	91,389	28,271
Amounts invoiced during the period	(86,749)	(28,445)
Foreign exchange (gains)/losses on trade receivables	(3,825)	394
Decrease in trade receivables	815	220
Supplemental Non-Cash Investing Information
Change in capital expenditures recorded within trade payables	1,121	(581)
Change in capital expenditures recorded within other payables	£ 332	£ 242